Income Tax Expense - Schedule of Other Deferred Tax Assets and Potential Tax Benefit for Tax Losses (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets not recognised comprises temporary differences attributable to:
– Payables, accrued expenses and provisions	$ 103,611	$ 33,722
– Deferred revenue		31,340
– Other – Expenses deductible in future periods	98,681	98,681
– Other – Right of use assets
Total deferred tax asset attributable to temporary differences not recognised	$ 202,292	$ 163,743